Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
The Partnership's related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Revenues (1)	30,661	14,207	60,378	24,218
Vessel operating expenses (2)	(1,528)	(7,871)	(3,114)	(15,633)
General and administrative (3)	(5,799)	(7,239)	(10,710)	(14,380)
Interest expense (4)(5)(6)(7)	(7,918)	(7,031)	(13,836)	(13,894)

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(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to subsidiaries of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes interest expense of $5.0 million and $9.9 million, respectively, for the three and six months ended June 30, 2017, incurred on a $200.0 million subordinated promissory note issued to a subsidiary of Teekay Corporation effective July 1, 2016 (the 2016 Teekay Corporation Promissory Note) (see note 7d).

(5)
Includes a guarantee fee related to the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps until September 25, 2017.

(6)
Includes interest expense of $5.0 million and $9.9 million, respectively, for the three and six months ended June 30, 2018 (three and six months ended June 30, 2017 - nil), and accretion expense of $1.7 million and $2.7 million, respectively, for the three and six months ended June 30, 2018 (three and six months ended June 30, 2017 - nil), incurred on the Brookfield Promissory Note, previously the 2016 Teekay Corporation Promissory Note, which Brookfield acquired from a subsidiary of Teekay Corporation on September 25, 2017 (or the Brookfield Promissory Note) (see note 7e). The Brookfield Promissory Note was recorded at the relative fair value at its acquisition date of $163.6 million and is recorded net of debt issuance costs on the Partnership's consolidated balance sheet as at June 30, 2018 and December 31, 2017. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2022. In early-July 2018, the Partnership repurchased the Brookfield Promissory Note (see note 16).

(7)
Includes interest expense of $1.3 million for the three and six months ended June 30, 2018 (three and six months ended June 30, 2017 - nil) incurred on an unsecured revolving credit facility provided by Teekay Corporation and Brookfield, which the Partnership entered into on March 31, 2018 (see note 7g).